INCOME TAXES (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Income Tax Contingency [Line Items]
Schedule of Income Before Taxes
Income before taxes for the years ended December 31, 2024, 2023 and 2022 consists of the following:

(in thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income before taxes:
Cayman Islands	$589,189	$167,356	$578,155
Foreign	(259,406)	77,072	(1,422,575)
Total	$329,783	$244,428	$(844,420)

(in thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income tax expense
Partnership level tax	$(6,270)	$1,920	$(8,736)
Corporate subsidiaries
Cayman Islands	—	—	—
Foreign	(2,283)	7,457	3,068
Current tax expense / (benefit)	(8,553)	9,377	(5,668)
Deferred tax expense / (benefit)	(8,386)	6,537	(22,623)
Total	$(16,939)	$15,914	$(28,291)

Schedule of Effective Income Tax Rate
The effective income tax rate reported in the Company’s consolidated statements of operations varies from the Cayman income tax rate of 0.0% for the following items:

(in thousands)	2024		2023		2022
Earnings before income taxes	$329,783		$244,428		$(844,420)
Income tax at Cayman statutory tax rate	—	—%	—	—%	—	—%
Increase (decrease) in the income tax rate resulting from:
Foreign rate differential on entity level partnership tax	(1,381)	(0.42)%	5,050	2.07%	(19,099)	2.26%
Foreign subsidiaries taxed at different rates	(15,558)	(4.72)%	10,864	4.44%	(9,192)	1.09%
Total income tax expense / (benefit) and effective income tax rate	$(16,939)	(5.14)%	$15,914	6.51%	$(28,291)	3.35%

Schedule of Significant Change to the Uncertain Tax Positions	As of December 31, 2024, the Company does not believe that there will be a significant change to the uncertain tax positions during the next 12 months.

(in thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Unrecognized tax benefits, beginning of period	$8,132	$6,291	$5,137
Increases in tax positions in prior periods	—	2,437	9,199
Decreases in tax positions in prior periods	(307)	—	—
Increases in tax positions in current periods	—	163	6,219
Decreases in tax positions in current periods	—	—	(14,264)
Lapse of statute of limitations	(6,120)	(759)	—
Unrecognized tax benefits, end of period	$1,705	$8,132	$6,291

Schedule of Deferred Tax Assets and Liabilities	Deferred tax liabilities are recognized within Other non-current liabilities in the Company’s statements of financial position.

(in thousands)	December 31, 2024	December 31, 2023
Deferred income tax assets:
Differences between book and tax basis:
Partnership investments	$—	$—
Other	6,244	4,587
Net operating loss carryforward	68,432	48,098
Total deferred income tax assets	$74,676	$52,685
Deferred income tax liabilities:
Differences between book and tax basis:
Partnership investments	$(21,406)	$(13,158)
Digital assets	(26,749)	(24,439)
Investment basis differences	(4,402)	(2,765)
Other	(2,096)	(2,989)
Total deferred income tax liability	(54,653)	(43,351)
Net deferred tax asset/(liability)	$20,023	$9,334